Securities Act File No. 333-111662

Investment Company Act File No. 811-21482

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 55	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 55

(Check appropriate box or boxes)

SUNAMERICA SPECIALTY SERIES

(Exact Name of Registrant as Specified in Charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311-4992

(Address of Principal Executive Office) (Zip Code)

Registrant’s telephone number, including area code: (800) 858-8850

Gregory N. Bressler

General Counsel

SunAmerica Asset Management, LLC

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Name and Address for Agent for Service)

Copy to:

Margery K. Neale, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box)

☒          immediately upon filing pursuant to paragraph (b)

☐            on (date) pursuant to paragraph (b)

☐            60 days after filing pursuant to paragraph (a)(1)

☐            on (date) pursuant to paragraph (a)(1)

☐            75 days after filing pursuant to paragraph (a)(2)

☐            on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 55 to the Registration Statement of SunAmerica Specialty Series (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 54 on Form N-1A filed on February 26, 2016.  This PEA No. 55 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 54 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 55 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and the State of New Jersey, on the 11th day of March, 2016.

SUNAMERICA SPECIALTY SERIES (Registrant)

By:	/s/ John T. Genoy
John T. Genoy
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 55 to the Registrant’s Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the date indicated:

Signatures	Titles	Date

/s/ John T. Genoy	President (Principal Executive Officer)	March 11, 2016
John T. Genoy

/s/ Gregory R. Kingston	Treasurer (Principal Financial	March 11, 2016
Gregory R. Kingston	and Accounting Officer)

*	Trustee	March 11, 2016
Richard W. Grant

*	Trustee	March 11, 2016
Stephen J. Gutman

*	Trustee	March 11, 2016
William F. Devin

*	Trustee	March 11, 2016
Dr. Judith L. Craven

*	Trustee	March 11, 2016
William J. Shea

*	Trustee	March 11, 2016
Peter A. Harbeck

*By:	/s/ Thomas D. Peeney	March 11, 2016
Thomas D. Peeney
Attorney-in-Fact

*       Pursuant to a Power of Attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase